RELATED PARTIES	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
For the six and three-month periods ended June 30, there were no material transactions and there were no material balances recognized with related parties as of this date.
In February 2023, 52,543 common shares, or the equivalent of 2,102 American Depositary Shares ("ADS"), in the Company were transferred to Mr. Joop Brakenhoff from shares held by a subsidiary of the Company and 51,504 common shares, or 2,060 ADS, were withheld to cover local withholding tax for equity-settled awards granted under the 2021 Deferred Share Plan that vested in 2022.
In March 2023, equity-settled and cash-settled awards were granted to five members of VEON’s Group Executive Committee under the Short-Term Incentive Scheme (154,876 ADS) and the Long-Term Incentive Plan (643,286 ADS).